Income Taxes - Summary of Prior Period Withholding Tax Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income (loss) from operations before taxes	$ 188,246	$ (319,785)
Tax at Canadian combined federal and provincial income tax rate (2020: 26.5%; 2019: 26.6%)	49,885	(85,063)
Change in amount of deferred tax recognized	(276,945)	300,237
Difference in tax rates and treatment in foreign jurisdictions	(116,208)	(100,134)
Withholding taxes	32,537	31,246
Non deductible losses and expense	4,335	10,847
Net income statement expense (benefit) for income taxes	$ (306,396)	$ 157,133